Earnings Per Common Share (EPS) (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Share-based Payment Arrangement, Option [Member]
Number of Option Shares Excluded from Weighted Average Common Shares Outstanding (in shares)	13,500		13,500
Weighted Average Exercise Price Options Excluded From Weighted Average Common Share Outstanding (in dollars per share)	$ 6.18		$ 6.18
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	10,000	21,500	10,000	21,500
Antidilutive Securities Excluded from Computation of Net Income, Per Outstanding Unit, Amount (in dollars per share)	$ 11.50	$ 7.38	$ 11.50	$ 7.38
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	87,110		87,110		54,300